Schedule of Investments(a)
May 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.20%
Aerospace & Defense–2.49%
RTX Corp.	621,095	$66,960,252
Textron, Inc.	394,087	34,525,962
		101,486,214
Air Freight & Logistics–1.21%
FedEx Corp.	193,544	49,152,434
Apparel Retail–0.71%
TJX Cos., Inc. (The)	281,909	29,064,818
Application Software–1.03%
Salesforce, Inc.	179,131	41,995,472
Asset Management & Custody Banks–1.55%
KKR & Co., Inc., Class A	613,206	63,062,105
Automobile Manufacturers–1.29%
General Motors Co.	1,164,392	52,385,996
Broadline Retail–1.95%
Amazon.com, Inc.(b)	449,326	79,279,079
Building Products–2.18%
Johnson Controls International PLC	1,230,928	88,516,032
Cable & Satellite–0.70%
Comcast Corp., Class A	711,229	28,470,497
Cargo Ground Transportation–0.84%
J.B. Hunt Transport Services, Inc.	212,087	34,092,985
Casinos & Gaming–0.89%
Las Vegas Sands Corp.	803,685	36,189,936
Communications Equipment–1.02%
Cisco Systems, Inc.	890,646	41,415,039
Consumer Finance–1.04%
American Express Co.	176,596	42,383,040
Distributors–0.95%
Genuine Parts Co.	268,698	38,730,130
Diversified Banks–8.85%
Bank of America Corp.	3,606,446	144,221,776
PNC Financial Services Group, Inc. (The)	393,360	61,910,931
Wells Fargo & Co.	2,564,983	153,693,781
		359,826,488
Electric Utilities–3.18%
American Electric Power Co., Inc.	478,863	43,217,386
FirstEnergy Corp.	891,309	35,884,100
PPL Corp.	1,711,311	50,192,752
		129,294,238
Electrical Components & Equipment–1.03%
Emerson Electric Co.	373,599	41,902,864
Shares		Value
Electronic Equipment & Instruments–1.06%
Zebra Technologies Corp., Class A(b)	138,357	$43,214,425
Electronic Manufacturing Services–1.02%
TE Connectivity Ltd.	276,035	41,322,440
Fertilizers & Agricultural Chemicals–0.76%
Corteva, Inc.	552,389	30,900,641
Food Distributors–2.37%
Sysco Corp.	735,137	53,532,676
US Foods Holding Corp.(b)	809,978	42,791,138
		96,323,814
Gold–0.71%
Barrick Gold Corp. (Canada)	1,680,893	28,726,461
Health Care Equipment–2.23%
GE HealthCare Technologies, Inc.	355,430	27,723,540
Medtronic PLC	775,516	63,103,737
		90,827,277
Health Care Services–1.80%
Cigna Group (The)	126,054	43,440,730
CVS Health Corp.	497,734	29,664,946
		73,105,676
Industrial Machinery & Supplies & Components–2.65%
Parker-Hannifin Corp.	142,973	75,993,009
Stanley Black & Decker, Inc.	363,509	31,687,080
		107,680,089
Insurance Brokers–1.65%
Willis Towers Watson PLC	262,454	67,001,882
Integrated Oil & Gas–6.28%
Chevron Corp.	413,066	67,040,612
Exxon Mobil Corp.	843,433	98,900,954
Shell PLC (United Kingdom)	1,184,615	42,758,380
Suncor Energy, Inc. (Canada)(c)	1,151,318	46,966,712
		255,666,658
Interactive Media & Services–3.47%
Alphabet, Inc., Class A(b)	557,895	96,236,888
Meta Platforms, Inc., Class A	96,346	44,977,203
		141,214,091
Investment Banking & Brokerage–3.27%
Charles Schwab Corp. (The)	834,263	61,134,793
Goldman Sachs Group, Inc. (The)	157,756	72,018,769
		133,153,562
IT Consulting & Other Services–1.14%
Cognizant Technology Solutions Corp., Class A	699,994	46,304,603
Managed Health Care–2.87%
Centene Corp.(b)	580,542	41,561,002
Elevance Health, Inc.	66,852	35,998,465

See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Shares		Value
Managed Health Care–(continued)
Humana, Inc.	109,770	$39,310,832
		116,870,299
Movies & Entertainment–1.33%
Walt Disney Co. (The)	520,199	54,053,878
Multi-line Insurance–1.91%
American International Group, Inc.	987,635	77,845,391
Oil & Gas Exploration & Production–2.24%
ConocoPhillips	782,065	91,094,931
Oil & Gas Refining & Marketing–0.77%
Phillips 66	220,242	31,298,591
Packaged Foods & Meats–1.03%
Kraft Heinz Co. (The)	1,189,520	42,073,322
Pharmaceuticals–7.22%
Bristol-Myers Squibb Co.	1,008,589	41,442,922
GSK PLC	1,675,007	37,583,823
Johnson & Johnson	516,285	75,723,521
Merck & Co., Inc.	366,269	45,981,410
Pfizer, Inc.	1,109,206	31,789,844
Sanofi S.A.	623,423	61,034,325
		293,555,845
Property & Casualty Insurance–1.09%
Allstate Corp. (The)	264,997	44,392,297
Rail Transportation–2.52%
CSX Corp.	1,506,156	50,832,765
Norfolk Southern Corp.	230,538	51,824,942
		102,657,707
Real Estate Services–2.09%
CBRE Group, Inc., Class A(b)	965,306	85,014,499
Regional Banks–1.29%
Citizens Financial Group, Inc.	1,485,337	52,417,543
Semiconductor Materials & Equipment–0.82%
Lam Research Corp.	35,964	33,534,272
Semiconductors–3.77%
Intel Corp.	1,324,097	40,848,392
Micron Technology, Inc.	508,352	63,544,000
NXP Semiconductors N.V. (China)	179,250	48,773,925
		153,166,317
Shares		Value
Specialty Chemicals–1.94%
DuPont de Nemours, Inc.	587,367	$48,258,073
PPG Industries, Inc.	233,524	30,687,389
		78,945,462
Systems Software–1.37%
Oracle Corp.	475,242	55,693,610
Tobacco–1.79%
Philip Morris International, Inc.	716,772	72,666,345
Trading Companies & Distributors–1.48%
Ferguson PLC	292,944	60,270,299
Transaction & Payment Processing Services–1.72%
Fiserv, Inc.(b)	466,078	69,799,841
Wireless Telecommunication Services–1.63%
T-Mobile US, Inc.	378,834	66,280,797
Total Common Stocks & Other Equity Interests (Cost $2,814,411,062)		3,994,320,232
Money Market Funds–1.67%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	23,837,510	23,837,510
Invesco Liquid Assets Portfolio, Institutional Class, 5.30%(d)(e)	17,022,446	17,027,552
Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)	27,242,869	27,242,869
Total Money Market Funds (Cost $68,107,276)		68,107,931
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $2,882,518,338)		4,062,428,163
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.16%
Invesco Private Government Fund, 5.30%(d)(e)(f)	13,205,484	13,205,484
Invesco Private Prime Fund, 5.48%(d)(e)(f)	33,945,619	33,955,803
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $47,161,287)		47,161,287
TOTAL INVESTMENTS IN SECURITIES–101.03% (Cost $2,929,679,625)		4,109,589,450
OTHER ASSETS LESS LIABILITIES—(1.03)%		(42,064,431)
NET ASSETS–100.00%		$4,067,525,019
See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$25,782,759	$144,159,750	$(146,104,999)	$-	$-	$23,837,510	$1,019,805
Invesco Liquid Assets Portfolio, Institutional Class	18,413,442	102,971,251	(104,360,714)	655	2,918	17,027,552	748,168
Invesco Treasury Portfolio, Institutional Class	29,466,010	164,754,001	(166,977,142)	-	-	27,242,869	1,162,997
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,200,912	262,621,098	(250,616,526)	-	-	13,205,484	302,897*
Invesco Private Prime Fund	3,088,061	590,600,621	(559,750,087)	-	17,208	33,955,803	817,676*
Total	$77,951,184	$1,265,106,721	$(1,227,809,468)	$655	$20,126	$115,269,218	$4,051,543

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/06/2024	State Street Bank & Trust Co.	CAD	925,760	USD	679,744	$476
06/06/2024	State Street Bank & Trust Co.	USD	36,627,606	CAD	50,207,294	211,552
06/06/2024	State Street Bank & Trust Co.	USD	46,621,124	EUR	43,110,564	159,528
06/06/2024	State Street Bank & Trust Co.	USD	62,122,299	GBP	48,876,801	159,621
07/05/2024	State Street Bank & Trust Co.	USD	929,879	EUR	859,544	4,044
Subtotal—Appreciation						535,221
Currency Risk
06/06/2024	Bank of New York Mellon (The)	GBP	46,515,636	USD	58,204,596	(1,068,578)
06/06/2024	State Street Bank & Trust Co.	CAD	50,518,765	USD	36,757,439	(310,258)
06/06/2024	State Street Bank & Trust Co.	EUR	44,441,079	USD	47,535,793	(688,644)
06/06/2024	State Street Bank & Trust Co.	GBP	2,361,165	USD	2,961,979	(46,767)
06/06/2024	State Street Bank & Trust Co.	USD	909,613	CAD	1,237,231	(1,805)
06/06/2024	State Street Bank & Trust Co.	USD	1,448,325	EUR	1,330,515	(4,541)
07/05/2024	State Street Bank & Trust Co.	CAD	47,621,391	USD	34,759,632	(202,666)
07/05/2024	State Street Bank & Trust Co.	EUR	42,276,650	USD	45,782,061	(152,890)
07/05/2024	State Street Bank & Trust Co.	GBP	46,994,099	USD	59,738,475	(152,993)
Subtotal—Depreciation						(2,629,142)
Total Forward Foreign Currency Contracts						$(2,093,921)

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,852,943,704	$141,376,528	$—	$3,994,320,232
Money Market Funds	68,107,931	47,161,287	—	115,269,218
Total Investments in Securities	3,921,051,635	188,537,815	—	4,109,589,450
Other Investments - Assets*
Forward Foreign Currency Contracts	—	535,221	—	535,221
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(2,629,142)	—	(2,629,142)
Total Other Investments	—	(2,093,921)	—	(2,093,921)
Total Investments	$3,921,051,635	$186,443,894	$—	$4,107,495,529

*	Unrealized appreciation (depreciation).
Invesco Growth and Income Fund